Subsequent Events (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 04, 2024	Jan. 04, 2024	Jan. 16, 2024	Dec. 31, 2023	Jan. 12, 2024	Dec. 27, 2023
Subsequent Events [Line Items]
Product rate				5.00%
Prepayment				$ 5,000,000
Selling Expense				$ 250,000
Prepayment shortfall, description				(i) Seller has recovered 120% of the prior Additional Shortfall Request, if any, via Shortfall Sales as further described in the Section titled “Prepayment Shortfall Consideration” and (ii) the VWAP Price over the ten (10) trading days prior to an Additional Shortfall Request multiplied by the then current Number of Shares (excluding unregistered shares) held by Seller less Shortfall Sale Shares be at least seven (7) times greater than the Additional Shortfall Request ((i) and (ii) collectively as the “Equity Conditions”). Notwithstanding the foregoing, Seller, in its sole discretion, may waive the Equity Conditions for each Additional Shortfall Request, if applicable, in writing to the Company.
Prepayment shortfall rate				120.00%
FPA Amendment description				(a) the fifth Local Business Day following the Shortfall Sales Date and (b) the first Payment Date after the Shortfall Sales Date, specifying the quantity of the Shortfall Sale Shares and the allocation of the Shortfall Sale Proceeds. Seller shall not have any Early Termination Obligation in connection with any Shortfall Sales. Without Seller’s prior written consent, the Company covenants and agrees from the date of the FPA Amendment until the Valuation Date not to issue, sell or offer or agree to sell any Shares, or securities or debt that is convertible, exercisable or exchangeable into Shares, including under any existing or future equity line of credit, until the Shortfall Sales equal the total potential Prepayment Shortfall, including all Additional Shortfall Requests, whether requested by the Company or otherwise
Lock up agreements description				(i) six months after the Closing, (ii) the date on which the closing sale price of New Horizon Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations and the like) for any twenty (20) trading days within any thirty (30) trading day period commencing at least one hundred and fifty (150) days after the Closing, and (iii) the date after the Closing on which New Horizon consummates a liquidation, merger, share exchange or other similar transaction with an unaffiliated third party that results in all of New Horizon’s shareholders having the right to exchange their New Horizon Class A ordinary shares for cash, securities or other property.
Restricted shares (in Shares)				1,690,000
Class A Ordinary Shares [Member] | ARITAS SECURITIES LLC [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)						200,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Shareholder's voting rate		33 1/3%
Redemption amount	$ 16,749,346
Purchase price			$ 5,000,000
Aggregate consideration			250
Consideration			$ 500
Subsequent Event [Member] | ARITAS SECURITIES LLC [Member]
Subsequent Events [Line Items]
Net proceeds					$ 2,000,000
Incentive shares (in Shares)					754,013
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Redemption amount	$ 105,150,654